Net Loss per Common Unit - Schedule of Net Loss per Unit and Allocation of Distribution (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)		$ 490		$ (171)	$ (319)
Declared distributions		514		99	99
Amortization of beneficial conversion feature of Class B units		0		0	0
Amortization of beneficial conversion feature of Class B units including prior periods effect				0
Assumed allocation of undistributed net loss		$ (24)		$ (270)	$ (418)
Weighted average units outstanding		178.5		57.1	57.1
Net loss per unit		$ (1.32)		$ (0.20)	$ (0.43)
Common Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)		$ 294		$ (50)	$ (93)
Declared distributions		376		97	97
Amortization of beneficial conversion feature of Class B units		(594)		(29)	0
Amortization of beneficial conversion feature of Class B units including prior periods effect				(29)
Assumed allocation of undistributed net loss		(17)		(79)	(121)
Assumed allocation of net income (loss)		$ (235)		$ (11)	$ (24)
Weighted average units outstanding		178.5		57.1	57.1
Net loss per unit	[1]	$ (1.32)		$ (0.20)	$ (0.43)
Class B Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)		$ 0		$ 0	$ 0
Declared distributions		0		0	0
Amortization of beneficial conversion feature of Class B units		2,004		99	1
Amortization of beneficial conversion feature of Class B units including prior periods effect				100
Assumed allocation of undistributed net loss		0		0	0
Assumed allocation of net income (loss)		$ 2,004		$ 100	$ 0
Weighted average units outstanding		84.8		145.3	145.3
Subordinated Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)		$ 186		$ (117)	$ (220)
Declared distributions		127		0	0
Amortization of beneficial conversion feature of Class B units		(1,410)		(70)	(1)
Amortization of beneficial conversion feature of Class B units including prior periods effect				(71)
Assumed allocation of undistributed net loss		(7)		(186)	(288)
Assumed allocation of net income (loss)		$ (1,290)		$ (257)	$ (288)
Weighted average units outstanding		135.4		135.4	135.4
Net loss per unit	[1]	$ (9.52)		$ (1.90)	$ (2.13)
General Partner [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)		$ 10		$ (4)	$ (6)
Declared distributions		10		2	2
Amortization of beneficial conversion feature of Class B units		0		0	0
Amortization of beneficial conversion feature of Class B units including prior periods effect				0
Assumed allocation of undistributed net loss		0		(5)	(8)
Assumed allocation of net income (loss)		10		(3)	(6)
IDR [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Declared distributions		1		0	0
Amortization of beneficial conversion feature of Class B units		0
Amortization of beneficial conversion feature of Class B units including prior periods effect				0
Assumed allocation of undistributed net loss		0	[2]	0	0
Assumed allocation of net income (loss)		$ 1		$ 0	$ 0

[1]	Earnings per unit in the table may not recalculate exactly due to rounding because it is calculated based on whole numbers, not the rounded numbers presented.
[2]	Under our partnership agreement, the IDRs participate in net income (loss) only to the extent of the amount of cash distributions actually declared, thereby excluding the IDRs from participating in undistributed net income (loss).